Significant Accounting Policies (Details 4) (USD $)	Dec. 31, 2012
Long-term loan which bears interest at a fixed rate
Interest Rate Risks
Loans payable - long-term	$ 778,226
Loan from noncontrolling shareholder which bears interest at a fixed rate
Interest Rate Risks
Loans payable - long-term	$ 3,230,125